Acquisitions and disposals - Vantage Towers and Indus Towers (Details) - EUR (€) € in Millions				6 Months Ended
	Dec. 05, 2024	Jul. 22, 2024	Jun. 19, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal of interests in associates and joint ventures				€ 20	€ 3,020
Indus Towers Limited [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of interest disposed	3.00%		18.00%
Disposal of interests in associates and joint ventures	€ 329		€ 1,684	0	1,684
Net gain on disposal			€ 714
Oak Holdings 1 GmbH
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of interest disposed		10.00%
Disposal of interests in associates and joint ventures		€ 1,336		€ 0	€ 1,336
Net gain on disposal		€ 26